SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Operating Leases - Lessee
Remaining	$ 22,315
Year I	90,588	$ 89,003
Year II	92,220	90,588
Year III	31,113	92,220
Thereafter Year III		31,113
Total operating lease payments	236,236	302,924
Present value adjustment	(19,037)	(31,272)
Total operating lease liabilities	$ 217,199	$ 271,652